Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 12, 2019
PAC Kingston Airport Limited (PACKAL) [Member]
Commitments [Line Items]
Capital Investments	$ 1.0		$ 2.2	$ 101.4
MBJA [Member]
Commitments [Line Items]
Capital Investments	$ 5.5	$ 4.6	$ 6.4	$ 111.7